Other Non-Current Assets	12 Months Ended
Dec. 31, 2017
Investments, All Other Investments [Abstract]
Other Non-Current Assets
12.	OTHER NON-CURRENT ASSETS

Other non-current assets consisted of the following:

	December 31, 2017	December 31, 2016
Available-for-sale equity securities	11	11
Trading equity securities	9	8
Long-term State receivables	417	388
Long-term receivables from third parties	1	1
Prepaid for pension	1	—
Deposits and other non-current assets	36	26

Total	475	434

Long-term State receivables include receivables related to funding and receivables related to tax refund. Funding are mainly public grants to be received from governmental agencies in Italy and France as part of long-term research and development, industrialization and capital investment projects. Long-term receivables related to tax refund correspond to tax benefits claimed by the Company in certain of its local tax jurisdictions, for which collection is expected beyond one year.

In 2017, the Company entered into a factoring transaction to accelerate the realization in cash of some non-current assets. As at December 31, 2017, $118 million of the non-current assets were sold without recourse, compared to $127 million as at December 31, 2016, with a financial cost of less than $1 million for both periods.